Other Non-Current Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current assets sold without recourse	$ 118,000,000	$ 96,000,000
Minimum [Member]
Long-term receivables expected collection period	1 year
Maximum [Member]
Non-current assets sold , cost	$ 1,000,000	$ 1,000,000